Investment Securities (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Gross unrealized losses and fair value for investment securities by investment category and continuous unrealized loss position time
Available-for-sale securities, Less than Twelve Months, Fair Value	$ 33,466	$ 2,008
Available-for-sale securities, Less than Twelve Months Gross Unrealized Losses	(114)	(6)
Available-for-sale securities, Twelve Months or Greater, Fair Value	82	112
Available-for-sale securities, Twelve Months or Greater Gross Unrealized Losses	(1)	(1)
Available-for-sale securities, Total, Fair Value	33,548	2,120
Available-for-sale securities, Total, Gross Unrealized Losses	(115)	(7)
Total Debt Securities [Member]
Gross unrealized losses and fair value for investment securities by investment category and continuous unrealized loss position time
Available-for-sale securities, Less than Twelve Months, Fair Value	33,466	2,008
Available-for-sale securities, Less than Twelve Months Gross Unrealized Losses	(114)	(6)
Available-for-sale securities, Twelve Months or Greater, Fair Value	82	112
Available-for-sale securities, Twelve Months or Greater Gross Unrealized Losses	(1)	(1)
Available-for-sale securities, Total, Fair Value	33,548	2,120
Available-for-sale securities, Total, Gross Unrealized Losses	(115)	(7)
U.S. Government corporations and agencies [Member]
Gross unrealized losses and fair value for investment securities by investment category and continuous unrealized loss position time
Available-for-sale securities, Less than Twelve Months, Fair Value	6,993
Available-for-sale securities, Less than Twelve Months Gross Unrealized Losses	(7)
Available-for-sale securities, Twelve Months or Greater, Fair Value
Available-for-sale securities, Twelve Months or Greater Gross Unrealized Losses
Available-for-sale securities, Total, Fair Value	6,993
Available-for-sale securities, Total, Gross Unrealized Losses	(7)
Obligations of states and political subdivisions [Member]
Gross unrealized losses and fair value for investment securities by investment category and continuous unrealized loss position time
Available-for-sale securities, Less than Twelve Months, Fair Value	2,721
Available-for-sale securities, Less than Twelve Months Gross Unrealized Losses	(55)
Available-for-sale securities, Twelve Months or Greater, Fair Value
Available-for-sale securities, Twelve Months or Greater Gross Unrealized Losses
Available-for-sale securities, Total, Fair Value	2,721
Available-for-sale securities, Total, Gross Unrealized Losses	(55)
Mortgage-Backed Securities [Member]
Gross unrealized losses and fair value for investment securities by investment category and continuous unrealized loss position time
Available-for-sale securities, Less than Twelve Months, Fair Value	23,752	2,008
Available-for-sale securities, Less than Twelve Months Gross Unrealized Losses	(52)	(6)
Available-for-sale securities, Twelve Months or Greater, Fair Value	82	112
Available-for-sale securities, Twelve Months or Greater Gross Unrealized Losses	(1)	(1)
Available-for-sale securities, Total, Fair Value	23,834	2,120
Available-for-sale securities, Total, Gross Unrealized Losses	(53)	(7)
Equity securities [Member]
Gross unrealized losses and fair value for investment securities by investment category and continuous unrealized loss position time
Available-for-sale securities, Less than Twelve Months, Fair Value
Available-for-sale securities, Less than Twelve Months Gross Unrealized Losses
Available-for-sale securities, Twelve Months or Greater, Fair Value
Available-for-sale securities, Twelve Months or Greater Gross Unrealized Losses
Available-for-sale securities, Total, Fair Value
Available-for-sale securities, Total, Gross Unrealized Losses